Income and other taxes - Schedule of Contingent Liability Related to Tax Audit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Abstract]
Opening balance	$ 10,799	$ 12,950
Additions	0	49
Reductions	(10,799)	(2,200)
Closing balance	$ 0	$ 10,799